Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and contingencies
Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases	As of December 31, 2023, future minimum payments under non-cancelable agreements consist of the following,

Operating commitments
RMB
2024	4,913
2025	4,680
2026	3,650
13,243